Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]
21.	SUBSEQUENT EVENTS

On December 7, 2023 the Company, through its Gatling Exploration Inc. subsidiary, entered into an asset purchase agreement with Goldstake Explorations Inc. and Transpacific Resources Inc., whereby Gatling Exploration Inc. would purchase 100% ownership of the Goldstake property for consideration of C$5,000. Shareholder meetings of Goldstake Exploration Inc. and Transpacific Resources Inc. were held during March approving the transaction and the Company is in receipt of ministerial approvals for the transfer of the leases to Gatling Exploration Inc. The closing of the asset purchase agreement is scheduled for the second half of March 2024.